Michael J. Mazza
Assistant General Counsel and Assistant Secretary
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 2052 office
414 625 2052 fax michaelmazza@northwesternmutual.com

February 12, 2009

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:        1933 Act Post-Effective Amendment No. 76 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account B (File Nos. 2-29240, 811-1668)

EDGAR CIK No. 0000072176

Commissioners:

We are submitting herewith Securities Act of 1933 Post-Effective Amendment No. 76 to the Registration Statement on Form N-4 identified above. The material filed is also submitted as Amendment No. 53 to the Registration Statement under the Investment Company Act of 1940, File No. 811-1668.

The prospectus and statement of additional information, filed as part of the Post-Effective Amendment referenced above, have been revised to update, clarify, and in some cases rearrange the disclosure therein. In addition, we are adding language that was included in a prospectus supplement dated January 12, 2009 detailing our procedures on the waiver of certain sales or withdrawal charges for Required Minimum Distributions that are reinvested as part of the Worker, Retiree, and Employer Recovery Act of 2008.

Our intention is that Post-Effective Amendment No. 76 become effective on May 1, 2009, in accordance with the provisions of paragraph (a) of Rule 485.

Please call me with any questions or comments about this filing.

Very truly yours,

/s/ Michael J. Mazza

Michael J. Mazza Assistant General Counsel and Assistant Secretary

Enc.

cc:	Craig Ruckman